Consolidated Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Income	$ 404,616	$ 1,336,935
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account	(1,309,248)	(3,664,204)
Prepaid expenses	(168,491)	122,765
Accrued expenses	91,776	5,737
Franchise tax payable	56,918	(20,537)
Income taxes payable	396,253	(360,505)
Net Cash Used in Operating Activities	(528,176)	(2,579,809)
Cash Flows from Investing Activities:
Purchase of investment held in trust account	(99,216,250)	(1,453)
Investment of cash in Trust Account for extension loans		(1,677,500)
Cash withdrawn from trust to pay taxes		1,567,960
Cash withdrawn from Trust Account in connection with redemption		50,225,065
Net Cash Provided by (Used in) Investing Activities	(99,216,250)	50,114,072
Cash Flows from Financing Activities:
Proceeds from issuance of founder shares	25,000
Proceeds from issuance of promissory note to related parties	280,000
Proceeds from extension loans		1,677,500
Proceeds from working capital loans		485,000
Payment of promissory note to related party	(280,000)
Proceed from public offering	97,750,000
Proceeds from private placement	4,988,750
Payment of underwriter discount	(1,955,000)
Payment of deferred offering costs	(517,692)
Redemption of Class A Common Stock		(50,225,065)
Net Cash (Used in) Provided by Financing Activities	100,291,058	(48,062,565)
Net Change in Cash	546,632	(528,302)
Cash at Beginning of Period		546,632
Cash at End of Period	546,632	18,330
Supplemental Disclosure of Cash Flow Information:
Cash paid for income taxes		1,463,923
Cash paid for interest
Non-cash Financing Activities:
Deferred underwriters’ marketing fees	3,421,250
Issuance of representative shares	72,175
Change in value of common stock subject to redemption	95,423,550
Allocation of offering costs to common stock subject to redemption	5,824,123
Remeasurement of carrying value to redemption value	10,472,899	2,478,740
Additional amount deposited into trust for extensions		1,677,500
Excise tax payable attributable to redemption		$ 502,251